Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Balance Sheet	December 31, 2017	June 30, 2018
Due from related parties	$16,914	$20,089
Advances for vessels under construction and related costs	1,004	-
Accrued liabilities	(350)	(576)
Due to related parties - current	(72)	(985)
Due to related parties – non current	$(71,631)	$-

	Six-month period ended June 30,
Statement of Operations	2017	2018
Time charter revenues	$-	$3,377
Voyage expenses	337	1,565
General and administrative expenses	12,048	11,946
Commissions for assets acquired or sold	2,778	97
Interest and finance costs	$6,827	$2,585